Related party balances and transactions (Main transaction with related parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Marketing promotion received from [Member] | Related party F [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 0		$ 0		$ 56
Online marketing promotion service fees received from [Member] | Related party J [Member]
Related Party Transaction [Line Items]
Amounts of transaction	387		0		0
Revenue sharing related to game operation paid to [Member] | Related party J [Member]
Related Party Transaction [Line Items]
Amounts of transaction	199		0		0
Revenue sharing related to game operation paid to [Member] | Related party M [Member]
Related Party Transaction [Line Items]
Amounts of transaction	266		0		0
Purchase of shares from [Member] | Related party N [Member]
Related Party Transaction [Line Items]
Amounts of transaction	1,989	[1]	0	[1]	0	[1]
Disposal equity interest of a subsidiary [Member] | Related party O [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 0	[2]	$ 4,207	[2]	$ 0	[2]

[1]	In July 2013, the Group acquired 51% equity interest of an overseas internet service company from three selling shareholders, one of which is related party N. The Company settled the consideration of $1,989 for 28.53% equity interest from related party N by issuance of 51,722 ordinary shares, equivalent to 34,481 ADSs, based upon the closing price of the Company's ADSs at the acquisition date. Please refer to note 3 (2) for detail of the transaction.
[2]	On January 10, 2012, the Group entered into a termination agreement with related party U. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest in one of its former subsidiaries to related party O.